Financial income (expense), Financial Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Expenses [Abstract]
Interest expense	€ (19.4)	€ (11.6)	€ (14.5)
Financial expenses related to long-term employee benefit plan	(1.1)	(1.3)	(2.5)
Redeemable financial liability fair value measurement	(182.9)	(177.2)	(377.9)
Other financial expense	(15.0)	(18.8)	(5.1)
TOTAL FINANCIAL EXPENSE	(218.4)	(208.9)	(400.0)
Lease interest	5.8	7.7	€ 12.9
Other financial expense fair value through profit and loss of quoted equity instruments	€ 8.1	€ 6.8